Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling General And Administrative Expense [Abstract]
Summary of Selling, General and Administrative Expenses

Details of the selling, general and administrative expenses for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
	(In millions of Korean won)
Advertising expenses	~~W~~	14,948	~~W~~	17,263	~~W~~	12,525
Fees and commissions		7,262		5,727		6,594
Lease expenses		665		941		686
Salaries		8,643		7,080		5,468
Expenses related to defined contribution plans		455		387		357
Employee benefits		1,253		1,140		919
Depreciation		761		233		150
Amortization		745		581		68
Other expenses		2,141		1,468		1,245
Total	~~W~~	36,873	~~W~~	34,820	~~W~~	28,012